GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Balance	$ 0
Impairment	985	$ 1,046	$ 16,282
Balance	0	0
Cost [member]
Statement1 [Line Items]
Balance	3,305	3,928
Derecognition of goodwill	0	604
Effects of foreign currency exchange differences	(13)	(19)
Balance	3,292	3,305	3,928
Accumulated impairment [member]
Statement1 [Line Items]
Balance	(3,305)	(2,968)
Impairment	0	965
Derecognition of goodwill	0	(604)
Effects of foreign currency exchange differences	(13)	(24)
Balance	$ (3,292)	$ (3,305)	$ (2,968)